AVIF-SAI SUP-5 061516

Statement of Additional Information Supplement dated June 15, 2016

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Effective immediately, the Statement of Additional Information is revised as follows:

The following is added after the last paragraph under the section “Financial Statements”:

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

PricewaterhouseCoopers LLP informed the Trust that it believes, after evaluating the facts and circumstances related to its lending relationships, the ability of PricewaterhouseCoopers LLP to exercise objective and impartial judgment with respect to its audits of the Funds’ financial statements was not and will not be impaired. PricewaterhouseCoopers LLP informed the Trust that its conclusion was based on a number of factors, including, among others, PricewaterhouseCoopers LLP’s belief that the lenders have no influence over the Adviser or the Funds and that the individuals at PricewaterhouseCoopers LLP who arranged the lending relationships have no oversight of, or ability to influence, the individuals at PricewaterhouseCoopers LLP who conducted the audit of the Funds’ financial statements.

PricewaterhouseCoopers LLP informed the Trust that it is in discussions with the SEC’s Staff to resolve this matter. If the SEC were ultimately to determine that PricewaterhouseCoopers LLP was not independent with respect to the Trust for certain periods, Fund filings with the SEC containing financial statements for such periods may be deemed non-compliant with applicable securities laws. Such a determination could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds.

AVIF-SAI SUP-5 061516